Shareholder Report, Average Annual Return (Details)		12 Months Ended	48 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		9.33%		5.83%	5.63%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		9.15%		5.57%	5.38%
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		8.89%		5.45%	5.25%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		30.44%		13.64%	12.67%
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		30.29%		13.52%	12.57%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		0.03%		(0.04%)	2.56%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		(0.32%)		(0.30%)	2.30%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		18.49%		9.93%	9.59%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		17.99%	9.63%		9.30%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		7.46%		5.55%	5.53%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		7.20%		5.29%	5.27%
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		7.08%		5.17%	5.16%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		26.67%		13.70%	12.99%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		26.30%		13.42%	12.71%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		4.98%		6.69%	6.14%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		4.66%		6.42%	5.87%
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		4.58%		6.31%	5.76%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		11.50%		6.01%	6.10%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		11.27%		5.75%	5.83%
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		11.16%		5.64%	5.72%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		11.04%		10.57%	10.72%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		10.79%		10.30%	10.44%
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		10.68%		10.19%	10.33%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		12.01%		8.63%	8.44%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		11.71%		8.36%	8.17%
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		11.60%		8.27%	8.07%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		11.31%		10.03%	9.60%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		11.04%		9.75%	9.32%
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		10.89%		9.64%	9.21%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		4.32%		1.44%	2.24%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		4.02%		1.19%	1.98%
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		3.98%		1.09%	1.89%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		1.50%		(0.29%)	0.77%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		1.37%		(0.52%)	0.53%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		11.80%		8.49%	6.83%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		11.66%		8.54%	6.80%
Class 5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 5
Average Annual Return, Percent		11.68%		8.42%	6.80%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		7.98%		1.13%	4.24%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		7.67%		0.88%	3.98%
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		7.51%		0.78%	3.88%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		(0.79%)		2.86%	2.64%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		(1.00%)		2.60%	2.38%
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		(1.08%)		2.50%	2.28%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		(11.13%)		(4.60%)	(1.79%)
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		(11.37%)		(4.85%)	(2.03%)
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		(11.42%)		(4.93%)	(2.12%)
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		5.70%		4.86%	4.34%
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		5.40%		4.60%	4.08%
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		5.35%		4.49%	3.97%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%		10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%		10.06%	9.23%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		5.53%		4.10%	4.80%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		5.53%		4.10%	4.80%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		5.53%		4.10%	4.80%
Linked Allocation VIP Fund Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Allocation VIP Fund Benchmark†
Average Annual Return, Percent	[1]	11.09%		6.84%	7.59%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
MSCI World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex-U.S. Index-NR
Average Annual Return, Percent		4.70%		5.10%	5.26%
Linked Allocation VIP Fund Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Allocation VIP Fund Benchmark†
Average Annual Return, Percent	[2]	11.09%		6.84%	7.59%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
MSCI World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex-U.S. Index-NR
Average Annual Return, Percent		4.70%		5.10%	5.26%
Linked Allocation VIP Fund Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Allocation VIP Fund Benchmark†
Average Annual Return, Percent	[3]	11.09%		6.84%	7.59%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
MSCI World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex-U.S. Index-NR
Average Annual Return, Percent		4.70%		5.10%	5.26%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		33.36%		18.95%	16.77%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		33.36%		18.95%	16.77%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
FTSE EPRA/NAREIT Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index
Average Annual Return, Percent		1.99%		(0.03%)	3.20%
FTSE EPRA/NAREIT Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index
Average Annual Return, Percent		1.99%		(0.03%)	3.20%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%		8.68%	8.48%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%		8.68%	8.48%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[4]	8.09%		4.65%	6.18%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[5]	8.09%		4.65%	6.18%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[6]	8.09%		4.65%	6.18%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		33.36%		18.95%	16.77%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		33.36%		18.95%	16.77%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%		10.06%	9.23%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%		6.97%	6.65%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%		10.06%	9.23%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%		6.97%	6.65%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%		10.06%	9.23%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%		6.97%	6.65%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%		8.68%	8.48%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%		8.68%	8.48%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%		8.68%	8.48%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		8.05%		7.29%	7.14%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		8.05%		7.29%	7.14%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		8.05%		7.29%	7.14%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		22.10%		11.47%	11.54%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		22.10%		11.47%	11.54%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		22.10%		11.47%	11.54%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Bloomberg U.S. Government - Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government - Intermediate Index
Average Annual Return, Percent		2.44%		0.49%	1.24%
Bloomberg U.S. Government - Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government - Intermediate Index
Average Annual Return, Percent		2.44%		0.49%	1.24%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[7]	15.53%		9.01%	8.67%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[8]	15.53%		9.01%	8.67%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[9]	15.53%		9.01%	8.67%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%		13.86%	12.54%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.52%	13.10%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index-NR
Average Annual Return, Percent		7.50%		1.70%	3.64%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index-NR
Average Annual Return, Percent		7.50%		1.70%	3.64%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index-NR
Average Annual Return, Percent		7.50%		1.70%	3.64%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		5.53%		4.10%	4.80%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		5.53%		4.10%	4.80%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		5.53%		4.10%	4.80%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		(1.69%)		(1.96%)	0.15%
JP Morgan Global Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan Global Government Bond Index
Average Annual Return, Percent		(3.65%)		(3.18%)	(0.54%)
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index
Average Annual Return, Percent		(2.87%)		(3.07%)	(0.55%)
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		(1.69%)		(1.96%)	0.15%
JP Morgan Global Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan Global Government Bond Index
Average Annual Return, Percent		(3.65%)		(3.18%)	(0.54%)
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index
Average Annual Return, Percent		(2.87%)		(3.07%)	(0.55%)
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		(1.69%)		(1.96%)	0.15%
JP Morgan Global Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan Global Government Bond Index
Average Annual Return, Percent		(3.65%)		(3.18%)	(0.54%)
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index
Average Annual Return, Percent		(2.87%)		(3.07%)	(0.55%)
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%		10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%		10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%		10.06%	9.23%

[1]
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.

[2]
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.

[3]
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.

[4]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[5]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[6]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[7]
†	The Fund’s Blended Benchmark is comprised of 60% S&P 500 Index; 30% Bloomberg U.S. Aggregate Index; and 10% Bloomberg 1-3 Month U.S. Treasury Bill Index.

[8]
†	The Fund’s Blended Benchmark is comprised of 60% S&P 500 Index; 30% Bloomberg U.S. Aggregate Index; and 10% Bloomberg 1-3 Month U.S. Treasury Bill Index.

[9]
†	The Fund’s Blended Benchmark is comprised of 60% S&P 500 Index; 30% Bloomberg U.S. Aggregate Index; and 10% Bloomberg 1-3 Month U.S. Treasury Bill Index.